Prospectus Supplement	June 7, 2016

Putnam Global Health Care Fund
Prospectus dated December 30, 2015

The sub-section Your fund’s management in the section Fund Summaries – Putnam Global Health Care Fund is replaced in its entirety with the following:

Investment advisor
Putnam Investment Management, LLC

Portfolio managers
Kelsey Chen, Analyst, portfolio manager of the fund since 2005

Samuel Cox, Analyst, portfolio manager of the fund since 2016

Sub-advisor
Putnam Investments Limited

Portfolio managers
Isabel Buccellati, Analyst, portfolio manager of the fund since 2012

The following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio Managers – Global Health Care Fund in the section Who oversees and manages the funds?

	Joined
Portfolio managers	fund	Employer	Positions over past five years

Kelsey Chen	2005	Putnam Management	Analyst
		2000–Present	Previously, Sector Team Leader

Isabel Buccellati	2012	Putnam Investments	Analyst
		Limited
		2012–Present

		Alliance Growth Equities,	Vice President, Ex US Sector
		a unit of Alliance	Head Health Care
		Bernstein Ltd.
		2002–2012

Samuel Cox	2016	Putnam Management	Analyst
		2014–Present

		Fidelity Institutional	Equity Analyst
		Management (f/k/a
		Pyramis Global Advisors)
		2010–2014

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	June 7, 2016

Putnam Global Health Care Fund
Statement of Additional Information dated December 30, 2015

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented effective June 1, 2016 to reflect that the fund’s portfolio managers are now Kelsey Chen, Isabel Buccellati and Samuel Cox. These sub-sections are also supplemented with regards solely to Mr. Cox as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of April 30, 2016. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Samuel Cox	3	$180,500,000	0	0	1	$100,000

Ownership of securities

The dollar range of shares of the fund owned by the portfolio manager as of June 1, 2016, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned

Samuel Cox	$0

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